As filed with the Securities and Exchange Commission on December 13, 2013

Registration Nos.

333-65458

811-05563

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 29	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 369	☒

PACIFIC SELECT EXEC SEPARATE ACCOUNT OF PACIFIC LIFE INSURANCE COMPANY

(Exact Name of Registrant)

PACIFIC LIFE INSURANCE COMPANY

(Name of Depositor)

700 Newport Center Drive

Newport Beach, California 92660

(Address of Depositor’s Principal Executive Offices) (Zip Code)

(949) 219-7286

(Depository’s Telephone Number, including Area Code)

Charlene Grant

Assistant Vice President

Pacific Life Insurance Company

700 Newport Center Drive

Newport Beach, California 92660

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☑	on December 16, 2013 pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new date for a previously filed post-effective amendment. Such effective date shall be .

Title of securities being registered: interests in the Separate Account under Pacific Select Estate Preserver V Last Survivor Flexible Premium Variable Life Insurance Policies.

Filing fee: None

Prospectus

(Included in Registrant’s Form N-6, File No. 333-65458, Accession No. 0000950123-13-002355 filed on April 18, 2013 and incorporated by reference herein.)

SAI

(Included in Registrant’s Form N-6, File No. 333-65458, Accession No. 0000950123-13-002355 filed on April 18, 2013 and incorporated by reference herein.)

Supplement dated December 16, 2013 to the Prospectus dated May 1, 2013 for the policies issued by Pacific Life Insurance Company

Capitalized terms used in this supplement are defined in the Prospectus unless otherwise defined herein. ‘‘We,’’ ‘‘us,’’ or ‘‘our’’ refer to Pacific Life Insurance Company; ‘‘you’’ or ‘‘your’’ refer to the Policy Owner.

This supplement must be preceded or accompanied by the Prospectus dated May 1, 2013, as supplemented. Please retain it for future reference.

Liquidation of the Pacific Select Fund Cash Management Portfolio

On December 11, 2013, the Pacific Select Fund Board of Trustees approved the liquidation of the Cash Management Portfolio and the submission of a plan of substitution (“Plan of Substitution”) for vote by affected Policy Owners. The Plan of Substitution, if approved, will allow the substitution of the Cash Management Portfolio with the Fidelity VIP Money Market Portfolio – Service Class (“Fidelity Portfolio”). If the Plan of Substitution is approved, we anticipate that the proposed liquidation and substitution will occur on or about April 30, 2014 (the “Liquidation Date”).

On the Liquidation Date, any Accumulated Value that remains allocated to the Cash Management Variable Account after the close of business will be transferred to the Variable Account corresponding to the Fidelity Portfolio (the “Fidelity Variable Account”). Such transfers will be based on the applicable Subaccount Unit values, and the relative net asset values of the Cash Management Portfolio and Fidelity Portfolio, as of the close of business on the Liquidation Date. You will not incur any tax liability because of the substitution and your Accumulated Value immediately before the substitution will be equal to your Accumulated Value immediately after the substitution. The substitution transactions will not be treated as transfers that count toward the number of free transfers that may be made in a given Policy Year.

You will have 30 calendar days before and 30 calendar days after the Liquidation Date (the “free transfer period”) to transfer out of the affected Variable Accounts. On any Business Day during the free transfer period, you may make one transfer out of the Cash Management Variable Account before the Liquidation Date or you may make one transfer out of the Fidelity Variable Account after the Liquidation Date without the transfer counting towards the transfer limitations described in your Prospectus. However, any Variable Account into which you make your transfer will be subject to the transfer limitations described in your Prospectus.

After the Liquidation Date, the Cash Management Variable Account will no longer exist and, unless you instruct us otherwise, any outstanding instruction you have on file with us that designates the Cash Management Variable Account will be deemed an instruction for the Fidelity Variable Account. This includes, but is not limited to, instructions for premium payment allocations, withdrawals and transfer instructions (including instructions under any systematic transfer option).

Please work with your insurance producer to determine if your existing allocation instructions should be changed before or after the Liquidation Date.

On February 3, 2014, the following Investment Option will be available:

FIDELITY® VARIABLE INSURANCE PRODUCTS FUNDS	INVESTMENT GOAL	MANAGER
Fidelity VIP Money Market Portfolio Service Class 2	Seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Fidelity Management & Research Co., Inc.

For more information on the new Fund portfolio, including a discussion of the investment techniques, charges and expenses, and risks associated with each of the portfolio’s investments, see the Fund’s prospectus. You can obtain a Fund prospectus by contacting your financial advisor or online at www.PacificLife.com.

The fifth paragraph under the YOUR INVESTMENT OPTIONS section is deleted and replaced with the following:

The Investment Options you choose, and how they perform, will affect your Policy’s Accumulated Value and may affect the Death Benefit. Please review the Investment Options carefully. You may ask your insurance producer to help you choose the right ones for your goals and tolerance for risk. Any financial firm or representative you engage to provide advice and/or make transfers for you is not acting on our behalf. We are not responsible for any investment decisions or allocations you make, recommendations such financial representatives make or any allocations or specific transfers they choose to make on your behalf. Some broker-dealers may not allow or may limit the amount you may allocate to certain Investment Options. Work with your insurance producer to help you choose the right Investment Options for your investment goals and risk tolerance. Make sure you understand any costs you may pay directly and indirectly on your Investment Options because they will affect the value of your Policy.

Form No. 15-41644-00

PART C. OTHER INFORMATION

Item 26. Exhibits

(1)	(a)	Resolution of the Board of Directors of the Depositor dated November 22, 1989 and copies of the Memoranda concerning Pacific Select Exec Separate Account dated May 12, 1988 and January 26, 1993; Filed as part of Registration Statement on Form S-6 filed via EDGAR on July 19, 2001, File No. 333-65458, Accession Number 0001017062-01-500618.

	(b)	Resolution of the Board of Directors of Pacific Life Insurance Company authorizing conformity to the terms of the current Bylaws; Filed as part of Registration Statement on Form S-6 filed via EDGAR on July 19, 2001, File No. 333-65458, Accession Number 0001017062-01-500618.

(2)	Inapplicable

(3)	(a)	Distribution Agreement between Pacific Life Insurance Company, Pacific Life & Annuity Company and Pacific Select Distributors, Inc. (PSD); Filed as part of the Registration Statement on Form N-6 via EDGAR on May 27, 2011, File No. 333-172851, Accession Number 0000950123-11-054590.

	(b)	Form of Selling Agreement Between Pacific Equities Network and Various Broker-Dealers; Filed as part of Registration Statement on Form S-6 filed via EDGAR on July 19, 2001, File No. 333-65458, Accession Number 0001017062-01-500618.

	(c)	Distribution Agreement Between Pacific Select Distributors, Inc. and T. Rowe Price Investment Services, Inc.; Filed as part of Post-Effective Amendment No. 34 to the Registration Statement on Form N-6 via EDGAR on April 19, 2005, File No. 033-21754, Accession No. 0000892569-05-000254

(4)	(a)	Pacific Select Estate Preserver V Last Survivor Flexible Premium Variable Life Insurance Policy (Form P01SP5); Filed as part of Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6 filed via EDGAR on December 27, 2001, File No. 333-65458, Accession Number 0001017062-01-500978.

	(b)	Accelerated Living Benefit Rider (Form R92-ABR); Filed as part of Registration Statement on Form S-6 filed via EDGAR on July 19, 2001, File No. 333-65458, Accession Number 0001017062-01-500618.

	(c)	Policy Split Option Rider (Form R94-PSO); Filed as part of Registration Statement on Form S-6 filed via EDGAR on July 19, 2001, File No. 333-65458, Accession Number 0001017062-01-500618.

	(d)	Last Survivor Accounting Benefit Rider (Form R01LAB); Filed as part of Registration Statement on Form S-6 filed via EDGAR on July 19, 2001, File No. 333-65458, Accession Number 0001017062-01-500618.

	(e)	Individual Annual Renewable Term Rider (Form R96-ART); Filed as part of Registration Statement on Form S-6 filed via EDGAR on July 19, 2001, File No. 333-65458, Accession Number 0001017062-01-500618.

	(f)	Last Survivor Annual Renewable Term Rider (Form R01LRT); Filed as part of Registration Statement on Form S-6 filed via EDGAR on July 19, 2001, File No. 333-65458, Accession Number 0001017062-01-500618.

	(g)	No Lapse Guarantee Rider (Form R02NL5); Filed as part of Post-Effective Amendment No. 9 to the Registration Statement on Form N-6 filed via EDGAR on April 23, 2004, File No. 333-65458, Accession No. 0000892569-04-000499

(5)	Applications and General Questionnaire; Filed as part of Registration Statement on Form S-6 filed via EDGAR on July 19, 2001, File No. 333-65458, Accession Number 0001017062-01-500618.

(6)	(a)	Articles of Incorporation of Pacific Life Insurance Company; Filed as part of Registration Statement on Form S-6 filed via EDGAR on July 19, 2001, File No. 333-65458, Accession Number 0001017062-01-500618.

	(b)	Bylaws of Pacific Life Insurance Company; Filed as part of Registration Statement on Form S-6 filed via EDGAR on July 19, 2001, File No. 333-65458, Accession Number 0001017062-01-500618.

	(c)	Restated Articles of Incorporation of Pacific Life Insurance Company; Filed as part of Post-Effective Amendment No. 14 to the Registration Statement on Form N-6 via EDGAR on December 6, 2005, File No. 333-65458, Accession No. 0000892569-05-001153.

	(d)	Pacific Life Insurance Company Bylaws As Amended Effective September 1, 2005; Filed as part of Post-Effective Amendment No. 14 to the Registration Statement on Form N-6 via EDGAR on December 6, 2005, File No. 333-65458, Accession No. 0000892569-05-001153.

(7)	Form of Reinsurance Contract; Filed as part of Post-Effective Amendment No. 3 to the Registration Statement on Form N-6 filed via EDGAR on February 7, 2003, File No. 333-65458, Accession No. 0001017062-03-000153.

(8)	(a)	Participation Agreement between Pacific Life Insurance Company and Pacific Select Fund; Filed as part of Registration Statement on Form S-6 filed via EDGAR on July 19, 2001, File No. 333-65458, Accession Number 0001017062-01-500618.

	(b)	M Fund Inc. Participation Agreement with Pacific Life Insurance Company; Filed as part of Registration Statement on Form S-6 filed via EDGAR on July 19, 2001, File No. 333-65458, Accession Number 0001017062-01-500618.

	(c)	Addendum to Participation Agreement between Pacific Life and Pacific Select Fund; Filed as part of Post-Effective Amendment No. 3 to the Registration Statement on Form S-6 filed via EDGAR on April 24, 2002, File No. 333-65458, Accession Number 0001017062-02-000861.

	(d)	Addendum to Participation Agreement between M Fund Inc. and Pacific Life 12/11/01; Filed as part of Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6 filed via EDGAR on December 27, 2001, File No. 333-65458, Accession Number 0001017062-01-500978.

	(e)	Addendum to Participation Agreement between M Fund Inc. and Pacific Life (dated 01/02/02); Filed as part of Post-Effective Amendment No. 3 to the Registration Statement on Form S-6 filed via EDGAR on April 24, 2002, File No. 333-65458, Accession Number 0001017062-02-000861.

	(f)	M Fund Inc. Participation Agreement with Pacific Life Insurance Company; Filed as part of Post-Effective Amendment No. 6 to the Registration Statement on Form N-6 filed via EDGAR on April 28, 2003, File No. 333-65458, Accession No. 0001017062-03-000954.

	(g)	Addenda to Participation Agreement with M Fund, Inc. dated 9/22/03 and 1/15/04; Filed as part of Post-Effective Amendment No. 9 to the Registration Statement on Form N-6 filed via EDGAR on April 23, 2004, File No. 333-65458, Accession No. 0000892569-04-000499

	(h)	Participation Agreement with Fidelity Variable Insurance Products (Variable Insurance Products Funds, Variable Insurance Products Fund II, Variable Insurance Products Fund III); Filed as part of Post-Effective Amendment No. 11 to the Registration Statement on Form N-6 filed via EDGAR on February 10, 2005, File No. 333-65458, Accession No. 0000892569-05-000050

	(i)	Service Contract with Fidelity Distributors Corporation; Filed as part of Post-Effective Amendment No. 11 to the Registration Statement on Form N-6 filed via EDGAR on February 10, 2005, File No. 333-65458, Accession No. 0000892569-05-000050

	(j)	Participation Agreement with Merrill Lynch Variable Series Fund, Inc.; Filed as part of Post-Effective Amendment No. 34 to the Registration Statement on Form N-6 via EDGAR on April 19, 2005, File No. 033-21754, Accession No. 0000892569-05-000254

(1) First Amendment to Participation Agreement; Filed as part of Registration Statement on Form N-4 via EDGAR on October 15, 2013, File No. 333-60833, Accession Number 0001193125-13-399328.

(2) Second Amendment to Participation Agreement; Filed as part of Registration Statement on Form N-4 via EDGAR on October 15, 2013, File No. 333-60833, Accession Number 0001193125-13-399328.

(3) Third Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0000950123-10-035855 filed on April 19, 2010, and incorporated by reference herein.

(4) Fourth Amendment to Participation Agreement; Filed as part of Registration Statement on Form N-4 via EDGAR on October 15, 2013, File No. 333-60833, Accession Number 0001193125-13-399328.

	(k)	Administrative Services Agreement with FAM Distributors, Inc.; Filed as part of Post-Effective Amendment No. 11 to the Registration Statement on Form N-6 filed via EDGAR on February 10, 2005, File No. 333-65458, Accession No. 0000892569-05-000050

(1) Amendment to Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0000950123-10-035855, filed on April 19, 2010, and incorporated by reference herein.

	(l)	Participation Agreement with T. Rowe Price Equity Series, Inc.; Filed as part of Post-Effective Amendment No. 34 to the Registration Statement on Form N-6 via EDGAR on April 19, 2005, File No. 033-21754, Accession No. 0000892569-05-000254

(1) First Amendment to Participation Agreement; Filed as part of the Registration Statement on Form N-6 via EDGAR on May 30, 2013, File No. 333-152224, Accession Number 0001193125-13-240969.

	(m)	Administrative Services Agreement with T. Rowe Price Associates, Inc.; Filed as part of Post-Effective Amendment No. 34 to the Registration Statement on Form N-6 via EDGAR on April 19, 2005, File No. 033-21754, Accession No. 0000892569-05-000254

	(n)	Participation Agreement with Van Eck Worldwide Insurance Trust; Filed as part of Post-Effective Amendment No. 34 to the Registration Statement on Form N-6 via EDGAR on April 19, 2005, File No. 033-21754, Accession No. 0000892569-05-000254

	(o)	Service Agreement with Van Eck Securities Corporation; Filed as part of Post-Effective Amendment No. 11 to the Registration Statement on Form N-6 filed via EDGAR on February 10, 2005, File No. 333-65458, Accession No. 0000892569-05-000050

	(p)	Participation Agreement between Pacific Life, PSD, American Funds Insurance Series, American Funds Distributor and Capital Research And Management Company; Filed as part of Post-Effective Amendment No. 34 to the Registration Statement on Form N-6 via EDGAR on April 19, 2005, File No. 033-21754, Accession No. 0000892569-05-000254

	(q)	Participation Agreement with Janus Aspen Series; Filed as part of Post-Effective Amendment No. 18 to the Registration Statement on Form N-6 filed via EDGAR on April 16, 2007, File No. 333-65458, Accession Number 0000892569-07-000445.

(1) First Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-136597, Accession No. 0001193125-12-502964 filed on December 14, 2012 and incorporated by reference herein.

	(r)	Distribution and Shareholder Service Agreement with Janus Capital Management LLC; Filed as part of Post-Effective Amendment No. 18 to the Registration Statement on Form N-6 filed via EDGAR on April 16, 2007, File No. 333-65458, Accession Number 0000892569-07-000445.

	(s)	Administrative Services Agreement with Janus Distributors LLC; Filed as part of Post-Effective Amendment No. 18 to the Registration Statement on Form N-6 filed via EDGAR on April 16, 2007, File No. 333-65458, Accession Number 0000892569-07-000445.

	(t)	Participation Agreement with Lazard Retirement Series, Inc.; Filed as part of Post-Effective Amendment No. 18 to the Registration Statement on Form N-6 filed via EDGAR on April 16, 2007, File No. 333-65458, Accession Number 0000892569-07-000445.

	(u)	Service Agreement with Lazard Asset Management Securities LLC; Filed as part of Post-Effective Amendment No. 18 to the Registration Statement on Form N-6 filed via EDGAR on April 16, 2007, File No. 333-65458, Accession Number 0000892569-07-000445.

	(v)	Participation Agreement with Legg Mason Partners III; Filed as part of Post-Effective Amendment No. 18 to the Registration Statement on Form N-6 filed via EDGAR on April 16, 2007, File No. 333-65458, Accession Number 0000892569-07-000445.

	(w)	Service Agreement with Legg Mason Investor Services, LLC; Filed as part of Post-Effective Amendment No. 18 to the Registration Statement on Form N-6 filed via EDGAR on April 16, 2007, File No. 333-65458, Accession Number 0000892569-07-000445.

	(x)	Participation Agreement with MFS Variable Insurance Trust; Filed as part of Post-Effective Amendment No. 18 to the Registration Statement on Form N-6 filed via EDGAR on April 16, 2007, File No. 333-65458, Accession Number 0000892569-07-000445.

(1) First Amendment to Participation Agreement; Filed as part of the Registration Statement on Form N-6 via EDGAR on April 21, 2011, File No. 333-65458, Accession Number 0000950123-11-037676.

(2) Second Amendment to Participation Agreement; Filed as part of the Registration Statement on Form N-6 via EDGAR on April 21, 2011, File No. 333-65458, Accession Number 0000950123-11-037676.

	(y)	Service Agreement with Massachusetts Financial Services Company; Filed as part of Post-Effective Amendment No. 18 to the Registration Statement on Form N-6 filed via EDGAR on April 16, 2007, File No. 333-65458, Accession Number 0000892569-07-000445.

	(z)	Participation Agreement with GE Investments Funds, Inc.; Filed as part of the Registration Statement on Form N-6 via EDGAR on April 26, 2010, File No. 333-65458, Accession Number 0000950123-10-038070.

	(aa)	Service Agreement with GE Investments Funds, Inc.; Filed as part of the Registration Statement on Form N-6 via EDGAR on April 26, 2010, File No. 333-65458, Accession Number 0000950123-10-038070.

	(bb)	Participation Agreement with Franklin Templeton Variable Insurance Products Trust; Filed as part of the Registration Statement on Form N-6 via EDGAR on April 26, 2010, File No. 333-65458, Accession Number 0000950123-10-038070.

(1) First Amendment to Participation Agreement; Filed as part of the Registration Statement on Form N-6 via EDGAR on April 26, 2010, File No. 333-65458, Accession Number 0000950123-10-038070.

(2) Second Amendment to Participation Agreement; Filed as part of the Registration Statement on Form N-6 via EDGAR on April 21, 2011, File No. 333-65458, Accession Number 0000950123-11-037676.

	(cc)	Administrative Services Agreement with Franklin Templeton Services, LLC; Filed as part of the Registration Statement on Form N-6 via EDGAR on April 26, 2010, File No. 333-65458, Accession Number 0000950123-10-038070.

(1) First Amendment to Administrative Services Agreement; Filed as part of the Registration Statement on Form N-6 via EDGAR on April 26, 2010, File No. 333-65458, Accession Number 0000950123-10-038070.

	(dd)	Addenda to M Fund Inc. Participation Agreement with Pacific Life Insurance Company and Pacific Life & Annuity Company; Filed as Exhibit 8(j) of Post-Effective Amendment No. 1 to the Registration Statement on Form N-6 filed via EDGAR on February 28, 2007, File No. 333-138906, Accession Number 0000892569-07-000175.

	(ee)	(1) Form of Amendment to Fidelity Distributors Corporation Participation Agreement; Filed as Exhibit 8(y) of Post-Effective Amendment No. 11 to the Registration Statement on Form N-6 filed via EDGAR on September 28, 2007, File No. 333-118913, Accession Number 0000892569-07-001219.

(2) Form of Second Amendment to Fidelity Distributors Corporation Participation Agreement; Filed as part of the Registration Statement on Form N-6 via EDGAR on April 25, 2012, File No. 333-65458, Accession Number 0000950123-12-006587.

	(ff)	Form of Amendment to Fidelity Investments Institutional Operations Company, Inc. Service Agreement; Filed as Exhibit 8(z) of Post-Effective Amendment No. 11 to the Registration Statement on Form N-6 filed via EDGAR on September 28, 2007, File No. 333-118913, Accession Number 0000892569-07-001219.

	(gg)	Form of Amendment to Fidelity Distributors Corporation Service Contract; Filed as Exhibit 8(aa) of Post-Effective Amendment No. 11 to the Registration Statement on Form N-6 filed via EDGAR on September 28, 2007, File No. 333-118913, Accession Number 0000892569-07-001219.

	(hh)	Distribution and Services Agreement (Amended and Restated) with GE Investment Distributors, Inc.; Filed as part of the Registration Statement on Form N-6 via EDGAR on April 26, 2010, File No. 333-65458, Accession Number 0000950123-10-038070.

	(ii)	Lord Abbett Series Fund, Inc. Fund Participation Agreement; Filed as part of the Registration Statement on Form N-6 via EDGAR on September 17, 2010, File No. 333-65458, Accession Number 0000950123-10-086794.

	(jj)	Lord Abbett Series Fund, Inc. Service Agreement; Filed as part of the Registration Statement on Form N-6 via EDGAR on September 17, 2010, File No. 333-65458, Accession Number 0000950123-10-086794.

	(kk)	Lord Abbett Series Fund, Inc. Administrative Services Agreement; Filed as part of the Registration Statement on Form N-6 via EDGAR on September 17, 2010, File No. 333-65458, Accession Number 0000950123-10-086794.

	(ll)	Royce Fund Services, Inc. Fund Participation Agreement; Filed as part of the Registration Statement on Form N-6 via EDGAR on September 17, 2010, File No. 333-65458, Accession Number 0000950123-10-086794.

	(mm)	Royce Fund Services, Inc. Service Agreement; Filed as part of the Registration Statement on Form N-6 via EDGAR on September 17, 2010, File No. 333-65458, Accession Number 0000950123-10-086794.

	(nn)	Participation Agreement with PIMCO Variable Insurance Trust; Filed as part of the Registration Statement on Form N-6 via EDGAR on April 21, 2011, File No. 333-65458, Accession Number 0000950123-11-037676.

(1) First Amendment to Participation Agreement; Filed as part of the Registration Statement on Form N-6 via EDGAR on April 21, 2011, File No. 333-65458, Accession Number 0000950123-11-037676.

(2) Second Amendment to Participation Agreement; Filed as part of the Registration Statement on Form N-6 via EDGAR on April 21, 2011, File No. 333-65458, Accession Number 0000950123-11-037676.

	(oo)	Services Agreement with PIMCO LLC; Filed as part of the Registration Statement on Form N-6 via EDGAR on April 21, 2011, File No. 333-65458, Accession Number 0000950123-11-037676.

	(pp)	Selling Agreement with Allianz Global Investors Distributors LLC; Filed as part of the Registration Statement on Form N-6 via EDGAR on April 21, 2011, File No. 333-65458, Accession Number 0000950123-11-037676.

	(qq)	Form of American Century Investment Services, Inc. Participation Agreement; Filed as part of the Registration Statement on Form N-6 via EDGAR on April 25, 2012, File No. 333-65458, Accession Number 0000950123-12-006587.

	(rr)	Form of American Century Investment Services, Inc. Administrative Services Agreement; Filed as part of the Registration Statement on Form N-6 via EDGAR on April 25, 2012, File No. 333-65458, Accession Number 0000950123-12-006587.

	(ss)	Form of AIM Variable Insurance Funds Participation Agreement; Filed as part of the Registration Statement on Form N-4 via EDGAR on December 4, 2008, File No. 333-136597, Accession Number 0000892569-08-001559.

(1) First Amendment to Participation Agreement; Filed as part of the Registration Statement on Form N-6 via EDGAR on April 25, 2012, File No. 333-65458, Accession Number 0000950123-12-006587.

	(tt)	Form of Invesco Aim Distributors, Inc. Distribution Services Agreement; Filed as part of the Registration Statement on Form N-4 via EDGAR on December 4, 2008, File No. 333-136597, Accession Number 0000892569-08-001559.

	(uu)	Form of Invesco Aim Advisors, Inc. Administrative Services Agreement; Filed as part of the Registration Statement on Form N-4 via EDGAR on December 4, 2008, File No. 333-136597, Accession Number 0000892569-08-001559.

	(vv)	Participation Agreement with Dreyfus; Filed as part of the Registration Statement on Form N-6 via EDGAR on April 18, 2013, File No. 333-65458, Accession Number 0000950123-13-002355.

	(ww)	Administrative Services Agreement with Dreyfus; Filed as part of the Registration Statement on Form N-6 via EDGAR on April 18, 2013, File No. 333-65458, Accession Number 0000950123-13-002355.

	(xx)	Distribution Agreement with Dreyfus; Filed as part of the Registration Statement on Form N-6 via EDGAR on April 18, 2013, File No. 333-65458, Accession Number 0000950123-13-002355.

	(yy)	Participation Agreement with Neuberger Berman; Filed as part of the Registration Statement on Form N-6 via EDGAR on April 18, 2013, File No. 333-65458, Accession Number 0000950123-13-002355.

	(zz)	Administrative Services Agreement with Neuberger Berman; Filed as part of the Registration Statement on Form N-6 via EDGAR on April 18, 2013, File No. 333-65458, Accession Number 0000950123-13-002355.

	(aaa)	Participation Agreement with Oppenheimer; Filed as part of the Registration Statement on Form N-6 via EDGAR on May 30, 2013, File No. 333-152224, Accession Number 0001193125-13-240969.

	(bbb)	Revenue Sharing Agreement with Oppenheimer; Filed as part of the Registration Statement on Form N-6 via EDGAR on May 30, 2013, File No. 333-152224, Accession Number 0001193125-13-240969.

(9)	Inapplicable

(10)	Inapplicable

(11)	Form of Opinion and consent of legal officer of Pacific Life as to legality of Policies being registered; Filed as part of Registration Statement on Form S-6 filed via EDGAR on July 19, 2001, File No. 333-65458, Accession Number 0001017062-01-500618.

(12)	Inapplicable

(13)	Inapplicable

(14)	(a) Consent of Independent Registered Public Accounting Firm; Filed as part of the Registration Statement on Form N-6 via EDGAR on April 18, 2013, File No. 333-65458, Accession Number 0000950123-13-002355.

(b) Consent of Independent Auditors; Filed as part of the Registration Statement on Form N-6 via EDGAR on April 18, 2013, File No. 333-65458, Accession Number 0000950123-13-002355.

(15)	Inapplicable

(16)	Inapplicable

(17)	Memorandum Describing Issuance, Transfer, and Redemption Procedures; Filed as part of the Registration Statement on Form N-6 via EDGAR on April 18, 2013, File No. 333-65458, Accession Number 0000950123-13-002355.

(18)	Powers of Attorney; Filed as part of the Registration Statement on Form N-6 via EDGAR on April 18, 2013, File No. 333-65458, Accession Number 0000950123-13-002355.

Item 27. Directors and Officers of Pacific Life

Name and Address	Positions and Offices with Pacific Life
James T. Morris	Director, Chairman and Chief Executive Officer
Khanh T. Tran	Director and President
Adrian S. Griggs	Executive Vice President and Chief Financial Officer
Sharon A. Cheever	Director, Senior Vice President and General Counsel
Jane M. Guon	Director, Vice President and Secretary
Michael A. Bell	Executive Vice President
Edward R. Byrd	Senior Vice President and Chief Accounting Officer
Joseph W. Krum	Vice President and Treasurer
Brian D. Klemens	Vice President and Controller

The address for each of the persons listed above is as follows:

700 Newport Center Drive

Newport Beach, California 92660

Item 28. Persons Controlled by or Under Common Control with Pacific Life Insurance Company (Pacific Life) or Pacific Select Exec Separate Account.

The following is an explanation of the organization chart of Pacific Life’s subsidiaries:

Pacific Life is a Nebraska Stock Life Insurance Company wholly-owned by Pacific LifeCorp (a Delaware Stock Holding Company), which is, in turn, 100% owned by Pacific Mutual Holding Company (a Nebraska Mutual Insurance Holding Company).

PACIFIC LIFE, SUBSIDIARIES & AFFILIATED ENTERPRISES

LEGAL STRUCTURE

	Jurisdiction of Incorporation or Organization	Percentage of Ownership by its Immediate Parent
Pacific Mutual Holding Company	Nebraska
Pacific LifeCorp	Delaware	100
Pacific Life Insurance Company	Nebraska	100
Pacific Life & Annuity Company	Arizona	100
Pacific Select Distributors, Inc.	California	100
Pacific Asset Holding LLC	Delaware	100
Pacific TriGuard Partners LLC	Delaware	100
Grayhawk Golf Holdings, LLC	Delaware	95
Grayhawk Golf L.L.C.	Arizona	100
Las Vegas Golf I, LLC	Delaware	100
Angel Park Golf, LLC	Nevada	100
CW Atlanta, LLC	Delaware	100
City Walk Towers, LLC	Delaware	100
Kierland One, LLC	Delaware	100
Kinzie Member, LLC	Delaware	100
Parcel B Owner LLC	Delaware	88
Kinzie Parcel A Member, LLC	Delaware	100
Parcel A Owner LLC	Delaware	90
PL/KBS Fund Member, LLC	Delaware	100
KBS/PL Properties, L.P.	Delaware	99.9
Wildflower Member, LLC	Delaware	100
Epoch-Wildflower, LLC	Florida	99
Sedona Golf Club, LLC	Delaware	100
Glenoaks Golf Club, LLC	Delaware	100
Polo Fields Golf Club, LLC	Delaware	100
PL Regatta Member, LLC	Delaware	100
Regatta Apartments Investors, LLC	Delaware	90
Pacific Asset Loan LLC	Delaware	100
PL Vintage Park Member, LLC	Delaware	100
PL Broadstone Avena Member, LLC	Delaware	100
Broadstone Avena Investors, LLC	Delaware	90
PAR Industrial LLC	Delaware	100
Confederation Life Insurance and Annuity Company	Georgia	100
Pacific Asset Advisors LLC	Delaware	100
Pacific Life Fund Advisors LLC	Delaware	100
Pacific Alliance Reinsurance Company of Vermont	Vermont	100
Pacific Global Advisors LLC	Delaware	100
PGA Multi-Strategy Liquid Alternatives GP, LLC #	Delaware	100
Pacific Services Canada Limited	Canada	100
Pacific Life Reinsurance Company II Limited	Barbados	100
Aviation Capital Group Corp.	Delaware	100
ACG Acquisition 4063 LLC	Delaware	100
ACG Acquisition 4084 LLC	Delaware	100
ACG Acquisition Ireland III Limited	Ireland	100
ACG Acquisition Ireland V Ltd.	Ireland	100
ACG Acquisition 4658 LLC	Delaware	100
ACG Acquisition 4913 LLC	Delaware	100
ACG Acquisition 4941 LLC	Delaware	100
ACG Acquisition 4942 LLC	Delaware	100
ACG Acquisition 4891 LLC	Delaware	100
ACG Acquisition 5063 LLC	Delaware	100
ACG Acquisition 5136 LLC	Delaware	100
ACG Acquisition 38105 LLC	Delaware	100
ACG Acquisition 38106 LLC	Delaware	100
ACG Acquisition 4864 LLC	Delaware	100
ACG Acquisition 4883 LLC	Delaware	100
ACG Acquisition 5096 LLC	Delaware	100
ACG Acquisition 5193 LLC	Delaware	100
ACG Acquisition 5278 LLC	Delaware	100
ACG Acquisition 5299 LLC	Delaware	100
ACG Acquisition 38884 LLC	Delaware	100
ACG Acquisition 38885 LLC	Delaware	100
ACG Acquisition 39891 LLC	Delaware	100
ACG Acquisition 40547 LLC	Delaware	100
ACG ECA Ireland Limited	Ireland	100
ACG Bermuda Leasing Limited	Bermuda	100
ACG Acquisition BR 2012-10A LLC	Delaware	100
ACG Acquisition BR 2012-10B LLC	Delaware	100
ACG Acquisition BR 2012-11 LLC	Delaware	100
ACG Acquisition BR 2013-02 LLC	Delaware	100
ACG Acquisition 2688 LLC	Delaware	100
ACG Acquisition 5661 LLC	Delaware	100
ACG Acquisition 38881 LLC	Delaware	100
ACG Acquisition 39886 LLC	Delaware	100
ACG Acquisition 299495 LLC	Delaware	100
ACG Acquisition 5527 LLC	Delaware	100
ACGFS LLC	Delaware	100
ACG Acquisition 5446 LLC	Delaware	100
ACG Acquisition 5716 LLC	Delaware	100
ACG Acquisition 40544 LLC	Delaware	100
ACG Acquisition 39887 LLC	Delaware	100
ACG Acquisition 299496 LLC	Delaware	100
ACG Acquisition 5754 LLC	Delaware	100
ACG Acquisition 5841 LLC	Delaware	100
San Miguel Leasing Cayman Limited	Cayman Islands	100
ACG Acquisitions Sweden AB	Sweden	100
ACG Acquisition VI LLC	Nevada	50
ACG Acquisition XIX LLC	Delaware	20
ACG XIX Holding LLC	Delaware	100
Aviation Capital Group Trust	Delaware	100
ACG Acquisition XX LLC	Delaware	100
ACG Acquisition (Bermuda) Ltd.	Bermuda	100
ACG Acquisition Ireland Limited	Ireland	100
ACG Acquisition Labuan Ltd.	Labuan	100
ACG Acquisition XXI LLC	Delaware	100
ACG Trust 2004-1 Holding LLC	Delaware	100
ACG Funding Trust 2004-1	Delaware	100
ACG Trust II Holding LLC	Delaware	100
Aviation Capital Group Trust II	Delaware	100
ACG Acquisition XXV LLC	Delaware	100
ACG Acquisition 37 LLC	Delaware	100
ACG Acquisition 38 LLC	Delaware	100
ACG Acquisition Ireland II Limited	Ireland	100
ACG Acquisition (Bermuda) II Ltd.	Bermuda	100
ACG Acquisition XXIX LLC	Delaware	100
ACG Acquisition 31 LLC	Delaware	100
ACG Acquisition 32 LLC	Delaware	100
ACG Acquisition 33 LLC	Delaware	100
ACG Acquisition 36 LLC	Delaware	100
ACG Acquisition 39 LLC	Delaware	100
ACG Acquisition 35 LLC	Delaware	100
Boullioun Aviation Services Inc.	Washington	100
Boullioun Aircraft Holding Company, Inc.	Washington	100
Boullioun Portfolio Finance III LLC	Nevada	100
ACG ECA Bermuda Limited	Bermuda	100
ACG III Holding LLC	Delaware	100
ACG Trust III	Delaware	100
RAIN I LLC	Delaware	100
RAIN II LLC	Delaware	100
RAIN III LLC	Delaware	100
RAIN IV LLC	Delaware	100
RAIN V LLC	Delaware	100
RAIN VI LLC	Delaware	100
RAIN VII LLC	Delaware	100
RAIN VIII LLC	Delaware	100
ACG Acquisition 30271 LLC	Delaware	100
ACG Acquisition 30744 LLC	Delaware	100
ACG Acquisition 30745 LLC	Delaware	100
ACG Acquisition 30293 LLC	Delaware	100
ACG Acquisition 1176 LLC	Delaware	100
0179 Statutory Trust	Connecticut	100
ACG Acquisition 30277 LLC	Delaware	100
Bellevue Aircraft Leasing Limited	Ireland	100
Rainier Aircraft Leasing (Ireland) Limited	Ireland	100
ACG Acquisition (Cyprus) Ltd.	Cyprus	100
ACG Acquisition (Bermuda) III Ltd.	Bermuda	100
ACG 2006-ECA LLC	Delaware	100
ACG Acquisition 2692 LLC	Delaware	100
ACG ECA-2006 Ireland Limited	Ireland	100
ACG Acquisition 2987 LLC	Delaware	100
ACG Acquisition Aruba NV	Aruba	100
Aviation Capital Group Singapore Pte. Ltd.	Singapore	100
ACG International Ltd.	Bermuda	100
ACG Acquisition 2004-1 Ireland Limited	Ireland	100
ACG 2004-1 Bermuda Limited	Bermuda	100
ACG Capital Partners Singapore Pte. Ltd.	Singapore	50
ACGCPS 2011 Pte. Ltd.	Singapore	100
ACG Capital Partners Bermuda Limited	Bermuda	100
Bellevue Coastal Leasing LLC	Washington	100
ACG Capital Partners Ireland Limited	Ireland	100
ACG Capital Partners LLC	Delaware	100
ACG Acquisition 30288 LLC	Delaware	100
ACG Trust 2009-1 Holding LLC	Delaware	100
ACG Funding Trust 2009-1	Delaware	100
ACG Acquisition 29677 LLC	Delaware	100
CIAF Leasing	Egypt	10
CIAF Leasing 1 Limited	Ireland	100
Pacific Asset Funding, LLC	Delaware	100
Pacific Life & Annuity Services, Inc.	Colorado	100
Bella Sera Holdings, LLC	Delaware	100
Pacific Life Re Holdings LLC	Delaware	100
Pacific Life Re Holdings Limited	U.K.	100
Pacific Life Re Services Limited	U.K.	100
Pacific Life Re Limited	U.K.	100
UnderwriteMe Limited	U.K.	51
Pacific Life Reinsurance (Barbados) Ltd.	Barbados	100
Pacific Alliance Excess Reinsurance Company	Vermont	100
Pacific Annuity Reinsurance Company	Arizona	100

# = Abbreviated structure

Item 29. Indemnification

(a)	The Distribution Agreement between Pacific Life Insurance Company, Pacific Life & Annuity Company (collectively referred to as “Pacific Life”) and Pacific Select Distributors, Inc. (PSD) provides substantially as follows:

Pacific Life shall indemnify and hold harmless PSD and PSD’s officers, directors, agents, controlling persons, employees, subsidiaries and affiliates for all attorneys’ fees, litigation expenses, costs, losses, claims, judgments, settlements, fines, penalties, damages, and liabilities incurred as the direct or indirect result of: (i) negligent, dishonest, fraudulent, unlawful, or criminal acts, statements, or omissions by Pacific Life or its employees, agents, officers, or directors; (ii) Pacific Life’s breach of this Agreement; (iii) Pacific Life’s failure to comply with any statute, rule, or regulation; (iv) a claim or dispute between Pacific Life and a Broker/Dealer (including its Representatives) and/or a Contract owner. Pacific Life shall not be required to indemnify or hold harmless PSD for expenses, losses, claims, damages, or liabilities that result from PSD’s misfeasance, bad faith, negligence, willful misconduct or wrongful act.

PSD shall indemnify and hold harmless Pacific Life and Pacific Life’s officers, directors, agents, controlling persons, employees, subsidiaries and affiliates for all attorneys’ fees, litigation expenses, costs, losses, claims, judgments, settlements, fines, penalties, damages and liabilities incurred as the direct or indirect result of: (i) PSD’s breach of this Agreement; and/or (ii) PSD’s failure to comply with any statute, rule, or regulation. PSD shall not be required to indemnify or hold harmless Pacific Life for expenses, losses, claims, damages, or liabilities that have resulted from Pacific Life’s willful misfeasance, bad faith, negligence, willful misconduct or wrongful act.

(b)	The Form of Selling Agreement between Pacific Life, Pacific Select Distributors, Inc. (PSD) and Various Broker-Dealers provides substantially as follows:

Pacific Life and PSD agree to indemnify and hold harmless Selling Broker-Dealer and General Agent, their officers, directors, agents and employees, against any and all losses, claims, damages or liabilities to which they may become subject under the 1933 Act, the 1934 Act, or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon any untrue statement or alleged untrue statement of a material fact or any omission or alleged omission to state a material fact required to be stated or necessary to make the statements made not misleading in the registration statement for the Contracts or for the shares of Pacific Select Fund (the “Fund”) filed pursuant to the 1933 Act, or any prospectus included as a part thereof, as from time to time amended and supplemented, or in any advertisement or sales literature approved in writing by Pacific Life and PSD pursuant to Section IV.E. Of this Agreement.

Selling Broker-Dealer and General Agent agree to indemnify and hold harmless Pacific Life, the Fund and PSD, their officers, directors, agents and employees, against any and all losses, claims, damages or liabilities to which they may become subject under the 1933 Act, the 1934 Act or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon: (a) any oral or written misrepresentation by Selling Broker- Dealer or General Agent or their officers, directors, employees or agents unless such misrepresentation is contained in the registration statement for the Contracts or Fund shares, any prospectus included as a part thereof, as from time to time amended and supplemented, or any advertisement or sales literature approved in writing by Pacific Life and PSD pursuant to Section IV.E. of this Agreement, (b) the failure of Selling Broker-Dealer or General Agent or their officers, directors, employees or agents to comply with any applicable provisions of this Agreement or (c) claims by Sub-agents or employees of General Agent or Selling Broker-Dealer for payments of compensation or remuneration of any type. Selling Broker-Dealer and General Agent will reimburse Pacific Life or PSD or any director, officer, agent or employee of either entity for any legal or other expenses reasonably incurred by Pacific Life, PSD, or such officer, director, agent or employee in connection with investigating or defending any such loss, claims, damages, liability or action. This indemnity agreement will be in addition to any liability which Broker-Dealer may otherwise have.

Item 30. Principal Underwriters

(a)	PSD also acts as principal underwriter for Pacific Select Variable Annuity Separate Account, Separate Account A, Separate Account B, Pacific Corinthian Variable Separate Account, Pacific Select Separate Account, Pacific Select Exec Separate Account, COLI Separate Account, COLI II Separate Account, COLI III Separate Account, COLI IV Separate Account, COLI V Separate Account, Separate Account A of Pacific Life & Annuity Company, Pacific Select Exec Separate Account of Pacific Life & Annuity Company, Separate Account I of Pacific Life Insurance Company, Separate Account I of Pacific Life & Annuity Company.

(b)	For information regarding PSD, reference is made to Form B-D, SEC File No. 8-15264, which is herein incorporated by reference.

(c)	PSD retains no compensation or net discounts or commissions from the Registrant.

Item 31. Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules under that section will be maintained by Pacific Life at 700 Newport Center Drive, Newport Beach, California 92660.

Item 32. Management Services

Not applicable

Item 33. Fee Representation

REPRESENTATION PURSUANT TO SECTION 26(f) OF THE INVESTMENT COMPANY ACT OF 1940: Pacific Life Insurance Company and Registrant represent that the fees and charges to be deducted under the Variable Life Insurance Policy described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed in connection with the Contract.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485 (b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 29 to the Registration Statement on Form N-6 to be signed on its behalf by the undersigned, duly authorized, in the City of Newport Beach, and State of California on the day of December 13, 2013.

PACIFIC SELECT EXEC SEPARATE ACCOUNT
(Registrant)

BY:	PACIFIC LIFE INSURANCE COMPANY

BY:
James T. Morris*
Director, Chairman and Chief Executive Officer

BY:	PACIFIC LIFE INSURANCE COMPANY
(Depositor)

BY:
James T. Morris*
Director, Chairman and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 29 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

James T. Morris*	Director, Chairman and Chief Executive Officer	December 13, 2013

Khanh T. Tran*	Director and President	December 13, 2013

Adrian S. Griggs*	Executive Vice President and Chief Financial Officer	December 13, 2013

Sharon A. Cheever*	Director, Senior Vice President and General Counsel	December 13, 2013

Jane M. Guon*	Director, Vice President and Secretary	December 13, 2013

Michael A. Bell*	Executive Vice President	December 13, 2013

Edward R. Byrd*	Senior Vice President and Chief Accounting Officer	December 13, 2013

Joseph W. Krum*	Vice President and Treasurer	December 13, 2013

Brian D. Klemens*	Vice President and Controller	December 13, 2013

*By:	/s/ SHARON A. CHEEVER	December 13, 2013
Sharon A. Cheever
as attorney-in-fact

(Powers of Attorney are contained in Post-Effective Amendment No. 28 of the Registration Statement as filed on Form N-6 for Select Exec Separate Account File No. 333-65458, Accession No. 0000950123-13-002355, filed on April 18, 2013, Exhibit 18.)